Property, plant and equipment Disclosure Depreciation of Right of use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	€ 22.1	€ 16.6	€ 15.7
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	15.2	10.9	10.6
Property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	6.8	5.5	4.9
Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	€ 0.1	€ 0.2	€ 0.2